Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
SUBSEQUENT EVENTS
As discussed in Note 8 above, the Company issued and sold 11,750,000 shares of its common stock in an underwritten public offering on December 24, 2012 which included the partial exercise of an over-allotment option for 1,650,000 shares granted to the underwriters, which option was exercised to the extent of 750,000 shares. The underwriters subsequently exercised their option to purchase the remaining 900,000 additional shares of common stock subject to the over-allotment option in a second closing, which occurred on January 7, 2013. The net proceeds from the equity offering (including the net proceeds from the sale of the shares of common stock to the underwriters under their over-allotment option) were approximately $460.7 million. The Company used a portion of these net proceeds to fund the acquisition of approximately 37,000 net acres in the Utica Shale in Eastern Ohio, as described above in Note 2 and for general corporate purposes, including the funding of a portion of its 2013 capital development plan.
On February 15, 2013, the Company completed the sale of an aggregate of 8,912,500 shares of its common stock in an underwritten public offering at a public offering price of $38.00 per share less the underwriting discount. The Company received aggregate net proceeds of approximately $325.8 million from the sale of these shares after deducting the underwriting discount and before offering expenses. The Company used a portion of the net proceeds from this equity offering to fund its acquisition of additional Utica Shale acreage as described below, and intends to use the balance for general corporate purposes, including the funding of a portion of its 2013 capital development plan.
On February 15, 2013, the Company completed an acquisition for approximately 22,000 net acres in the Utica Shale in Eastern Ohio. The purchase price was approximately $220 million, subject to certain adjustments. This acquisition excluded the seller's interest in 14 existing wells and 16 proposed future wells together with certain acreage surrounding these wells. The Company acquired its initial acreage in the Utica Shale in February 2011 and subsequently acquired additional acreage in the area. Through a prior transaction in December 2012 discussed in Note 2, the Company acquired approximately 37,000 net acres in the Utica Shale, which increased the Company's working interest in the acreage to 77.7%. Through the February 2013 transaction, the Company acquired an additional approximately 16.2% interest in these leases, increasing its working interest in the acreage to 93.8%. All of the acreage included in this transaction is currently nonproducing and the Company is the operator of all of this acreage, subject to existing development and operating agreements between the parties.